Deposits for Plant, Property and Equipment	6 Months Ended
Dec. 31, 2022
Deposits for Plant, Property and Equipment [Abstract]
DEPOSITS FOR PLANT, PROPERTY AND EQUIPMENT

10. DEPOSITS FOR PLANT, PROPERTY AND EQUIPMENT

	December 31, 2022	June 30, 2022
	(unaudited)
Deposits for mining equipment	$62,935,074	66,244,707
Less: impairment of deposits for mining equipment	(2,381,631)	(2,561,110)
Total	$60,553,443	$63,683,597

The deposits for mining equipment was mainly for the deposits for cryptocurrency miners as the Company planned to launch its blockchain business. As of  December 31 2022 and June 30, 2022, certain vendors from suffered adverse impact from COVID-19 pandemic and worldwide economic recession and could not deliver miners on time, accordingly the Company accrued impairment of $2.38 million and $2.56 million, respectively.